Other Borrowings - Additional Information (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Borrowings [Abstract]
Other borrowings		$ 1,427,000	$ 0
Pledged securities as collateral	$ 4,000,000	4,000,000
Federal Home Loan Bank stock	1,306,000	1,597,000	$ 180,000
FHLB maximum borrowing capacity	101,400,000
FHLB, advances secured through collateral agreement	86,000,000	86,900,000
Total credit availability under FHLB	66,000,000	60,800,000
Sweep Agreements [Member]
Other Borrowings [Abstract]
Other borrowings	$ 1,200,000	$ 1,500,000